TAXATION (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Reconciliation of Current Tax Liability [Roll Forward]
Balance at beginning of year	$ 10
Balance at beginning of year		$ 139		$ 62
Refunds during the year	32	20		0	[1]
Payments during the year	(166)	(336)		(431)	[1]
Taxation of items included in the income statement	231	248		562
Offset of VAT and other taxes	(84)	(87)		(41)
Transfer of Siguiri tax asset to non-current trade and other receivables	(4)	0		0
Withholding tax transferred from (to) trade, other payables and provisions	0	7		(7)
Discounting of tax receivable	0	1		0
Transfer from tax receivable relating to North America	0	0		(4)
Translation	1	(2)		(2)
Balance at end of year		10
Balance at end of year	8			139
Included in the statement of financial position as follows:
Taxation asset included in trade, other receivables and other assets	(37)	(49)		(14)
Taxation liability	45	39	[2]	153	[2]
Current tax assets		$ (10)
Current tax liabilities	$ 8			$ 139

[1]	Comparative periods have been retrospectively restated, where indicated, due to the initial application of the amendment to IAS 16 "Property, Plant and Equipment - Proceeds before Intended Use" on 1 January 2022. Refer to note 1.
[2]	The tangible assets and accumulated losses and other reserve balances for 31 December 2021 and 31 December 2020 have been retrospectively restated and increased with $33m due to the initial application of the amendment to IAS 16 “Property, Plant and Equipment - Proceeds before Intended Use” on 1 January 2022. Refer to note 1.